Exhibit 99.1

SERVICER’S CERTIFICATE

AMERICAN HONDA FINANCE CORPORATION

MONTHLY SERVICER REPORT -- Honda Auto Receivables 2020-1 Owner Trust
Collection Period: September 1, 2020 through September 30, 2020

Deal Age	8	Determination Date: 10/16/2020
Actual/360 Days	30	Record Date: 10/20/2020
30/360 Days	30	Payment Date: 10/21/2020

ORIGINAL DEAL PARAMETERS

	Dollar Amount	Number of Receivables
Total Portfolio Balance	$1,619,433,198.45	79,537

	Accrual Basis	Dollar Amount	% of Pool	Interest Rate	Final Scheduled Maturity Date
Class A-1 Notes	Actual/360	$369,000,000.00	20.00%	1.607%	February 22, 2021
Class A-2 Notes	30/360	$579,000,000.00	35.75%	1.630%	October 21, 2022
Class A-3 Notes	30/360	$517,000,000.00	31.92%	1.610%	April 22, 2024
Class A-4 Notes	30/360	$113,950,000.00	7.04%	1.630%	October 21, 2026
Certificates	30/360	$40,483,198.45	2.50%	0.000%
Total Securities Balance		$1,619,433,198.45
Total Note Balance		$1,578,950,000.00

Reserve Account Initial Deposit		$4,048,583.00
Yield Supplement Account Deposit		$83,185,220.43

COLLECTIONS

Interest Collections
Simple Interest Collections	$2,959,079.61
Interest Related to Repurchased Receivables	$0.00
Interest Advance for simple Interest - Net *	$0.00
Total Interest Collections	$2,959,079.61

* Advances are reimbursed (including non-recoverable advances of $0.00):
(i) from subsequent payments, liquidation proceeds and servicer repurchase payments in respect of the related obligor, and
(ii) to the extent amounts in clause (i) are insufficient, generally from interest (with respect to interest advances).

Principal Collections
Principal Collections	$33,510,253.97
Prepayments in Full	$17,359,744.86
Liquidation Proceeds	$59,586.39
Principal Related to Repurchased Receivables	$0.00
Recoveries from Prior Month Charge Offs	$1,512.00
Total Principal Collections	$50,931,097.22

Total Interest and Principal Collections	$53,890,176.83
Yield Supplement Deposit	$3,472,298.44
Collection Account Investment Earnings	$0.00

Total Available Amount	$57,362,475.27

SERVICER’S CERTIFICATE

AMERICAN HONDA FINANCE CORPORATION

MONTHLY SERVICER REPORT -- Honda Auto Receivables 2020-1 Owner Trust
Collection Period: September 1, 2020 through September 30, 2020

Deal Age	8	Determination Date: 10/16/2020
Actual/360 Days	30	Record Date: 10/20/2020
30/360 Days	30	Payment Date: 10/21/2020

DISTRIBUTIONS

Note Percentage	100.00%
Certificate Percentage	0.00%	Amount Due	Amount Paid	Shortfall
Total Servicing Fee	1.00%	$1,056,388.43	$1,056,388.43	$0.00
Trustee Fees		$0.00	$0.00	$0.00
Asset Representations Reviewer Fees (Accrued & Unpaid)			$0.00

Interest - Class A-1 Notes		$23,071.28	$23,071.28	$0.00
Interest - Class A-2 Notes		$786,475.00	$786,475.00	$0.00
Interest - Class A-3 Notes		$693,641.67	$693,641.67	$0.00
Interest - Class A-4 Notes		$154,782.08	$154,782.08	$0.00
Total Monthly Interest		$1,657,970.03	$1,657,970.03	$0.00

Principal - Class A-1 Notes		$17,232,915.91	$17,232,915.91	$0.00
Principal - Class A-2 Notes		$33,736,912.54	$33,736,912.54	$0.00
Principal - Class A-3 Notes		$0.00	$0.00	$0.00
Principal - Class A-4 Notes		$0.00	$0.00	$0.00
Total Monthly Principal		$50,969,828.45	$50,969,828.45	$0.00

Interest - Certificates		$0.00	$0.00	$0.00
Principal - Certificates		$0.00	$0.00	$0.00

	Available to Deposit	Reserve Deposit	Reserve Draw	Excess Released	Released to Seller
Reserve Account Deposit	$3,678,288.36	$0.00	$0.00	$0.00	$3,678,288.36

Noteholder/Certificateholder Distributions (Per $1000 of Original Principal Amount)	Fee	Interest	Interest Shortfall	Principal	Principal Shortfall	Amount Distributed
Servicing Fee	$0.65					$1,056,388.43
Trustee Fees						$0.00
Asset Representation Reviewer Fees						$0.00
Class A-1 Notes		$0.06	$0.00	$46.70	$0.00	$17,255,987.19
Class A-2 Notes		$1.36	$0.00	$58.27	$0.00	$34,523,387.54
Class A-3 Notes		$1.34	$0.00	$0.00	$0.00	$693,641.67
Class A-4 Notes		$1.36	$0.00	$0.00	$0.00	$154,782.08
Certificates		$0.00	$0.00	$0.00	$0.00	$0.00

SERVICER’S CERTIFICATE

AMERICAN HONDA FINANCE CORPORATION

MONTHLY SERVICER REPORT -- Honda Auto Receivables 2020-1 Owner Trust
Collection Period: September 1, 2020 through September 30, 2020

Deal Age	8	Determination Date: 10/16/2020
Actual/360 Days	30	Record Date: 10/20/2020
30/360 Days	30	Payment Date: 10/21/2020

POOL DATA

	Proceeding Month
	Carryover Shortfall		Beginning of Period		End of Period
	Interest	Principal	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	$0.00	$17,232,915.91	0.0467017	$0.00	0.0000000
Class A-2 Notes	$0.00	$0.00	$579,000,000.00	1.0000000	$545,263,087.46	0.9417324
Class A-3 Notes	$0.00	$0.00	$517,000,000.00	1.0000000	$517,000,000.00	1.0000000
Class A-4 Notes	$0.00	$0.00	$113,950,000.00	1.0000000	$113,950,000.00	1.0000000
Certificates	$0.00	$0.00	$40,483,198.45	1.0000000	$40,483,198.45	1.0000000
Total Securities			$1,267,666,114.36	0.7827838	$1,216,696,285.91	0.7513100
Total Notes			$1,227,182,915.91	0.7772146	$1,176,213,087.46	0.7449337

Portfolio Information	Original	Prior Month	Current Month
Weighted Average Coupon (WAC)	2.74%	2.76%	2.76%
Weighted Average Remaining Maturity (WAM)	48.90	42.53	41.63
Weighted Average Original Maturity (WAOM)	61.25
Remaining Number of Receivables	79,537	72,911	71,676
Portfolio Receivable Balance	$1,619,433,198.45	$1,267,666,114.36	$1,216,696,285.91

DELINQUENCY AND NET LOSS ACTIVITY

Net Loss and Delinquency Account Activity	Amount
Gross Principal Balance on Defaulted Receivables	$99,829.62
Liquidation Proceeds	$59,586.39
Recoveries on Previously Defaulted Contracts	$1,512.00
Aggregate Net Losses for Collection Period	$38,731.23
Net Loss Rate for Collection Period's Average Balance (annualized)	0.04%
Cumulative Net Losses for all Periods	$664,017.98

Delinquent Receivables	# Units	% Unit	Dollar Amount	% Dollar
31-60 Days Delinquent	83	0.12%	$1,750,359.82	0.14%
61-90 Days Delinquent	25	0.03%	$543,665.03	0.04%
91-120 Days Delinquent	5	0.01%	$108,639.59	0.01%
121 Days or More Delinquent	0	0.00%	$0.00	0.00%

Repossession Activity	# Units	% Unit	Dollar Amount	% Dollar
Vehicles Repossessed During Collection Period	10	0.01%	$222,833.17	0.02%
Total Accumulated Repossessed Vehicles in Inventory	19	0.03%	$445,198.04	0.04%

SERVICER’S CERTIFICATE

AMERICAN HONDA FINANCE CORPORATION

MONTHLY SERVICER REPORT -- Honda Auto Receivables 2020-1 Owner Trust
Collection Period: September 1, 2020 through September 30, 2020

Deal Age	8	Determination Date: 10/16/2020
Actual/360 Days	30	Record Date: 10/20/2020
30/360 Days	30	Payment Date: 10/21/2020

DELINQUENCY AND NET LOSS ACTIVITY

Net Loss and Delinquency Ratios
Ratio of Net Losses to the Pool Balance as of Each Collection Period
Third Preceding Collection Period	0.22%
Second Preceding Collection Period	0.09%
Preceding Collection Period	0.16%
Current Collection Period	0.04%
Four Month Average	0.13%
Ratio of Number of Contracts Delinquent 61 Days or More to the Outstanding Number of Receivables (includes repossessions in inventory)
Second Preceding Collection Period	0.05%
Preceding Collection Period	0.05%
Current Collection Period	0.07%
Three Month Average	0.06%

Delinquency Trigger	4.80%	Delinquency Percentage exceeds Delinquency Trigger:	No
Delinquency Percentage -	0.05%
Receivables that are 61 days or more delinquent as a percentage of Current Outstanding Balance of Receivables

LOSS AND CUMULATIVE LOSS INFORMATION

	Current Month		Cumulative
For Assets Experiencing a Loss:	Units	Amount	Amount	Units
Gross Principal on Defaulted Receivables	6	$77,110.63	60	$1,248,991.71
Liquidation Proceeds and Recoveries on Defaulted Receivables	6	$37,933.39	38	$595,191.87
Net Loss Amount	6	$39,177.24	60	$653,799.84
Net Loss % of Average Portfolio Balance (Annualized)		0.04%
Cumulative Net Loss % of Initial Balance				0%
Average Net Loss of Assets Experiencing a Loss				$10,896.66

CREDIT ENHANCEMENT

Reconciliation of Reserve Account		Reconciliation of Yield Supplement Account
Beginning Reserve Account Balance	$4,048,583.00	Beginning Yield Supplement Account Balance	$55,450,631.82
Investment Earnings	$134.95	Investment Earnings	$1,916.33
Excess Interest Deposited into the Reserve Account	$0.00	Additional Yield Supplement Amounts	$0.00
Investment Withdrawal to Seller	$(134.95)	Yield Supplement Withdrawal Amount	$3,472,298.44
Release of Reserve to Collection Account	$0.00	Investment Earnings Withdraw	$0.00
Release of Reserve to Seller	$0.00	Release of Yield Supplement Account Balance to Seller	$0.00
Ending Reserve Account Balance	$4,048,583.00	Ending Yield Supplement Account Balance	$51,980,249.71

Reserve Account Required Amount	$4,048,583.00

SERVICER’S CERTIFICATE

AMERICAN HONDA FINANCE CORPORATION

MONTHLY SERVICER REPORT -- Honda Auto Receivables 2020-1 Owner Trust
Collection Period: September 1, 2020 through September 30, 2020

Deal Age	8	Determination Date: 10/16/2020
Actual/360 Days	30	Record Date: 10/20/2020
30/360 Days	30	Payment Date: 10/21/2020

REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

Is there any activity to report?	No

STATEMENT TO NOTEHOLDERS

Has there been a material change in practices with respect to charge-offs, collection and management of delinquent receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

No

Have there been any material modifications, extensions or waivers to receivables terms, fees, penalties or payments during the collection period?	See below

Have there been any material breaches of representations, warranties or covenants contained in the receivables?	No

Has there been an issuance of notes or other securities backed by the receivables?	No

Has there been a material change in the underwriting, origination or acquisition of receivables?	No

Note: In response to the outbreak of Coronavirus Disease 2019 (“COVID-19”), the Servicer has temporarily modified collection activities and is offering payment relief options to customers impacted by COVID-19, including contract extensions for an initial period of up to 2 months. In addition to the initial 2 month extensions, obligors may request an additional month extension for a maximum of 3 month extensions in response to COVID-19. Any deferred payment will be moved to the end of the retail installment sale contract, and the maturity date will be extended by each such extension. The Servicer does not consider a customer’s contract to be delinquent as a result of any extension.

SERVICER CERTIFICATION

I hereby certify that the servicing report provided is true and accurate to the best of my knowledge.

/s/ Paul C. Honda
Paul C. Honda
Vice President-Finance & Administration and Assistant Secretary